Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CRM SMALL CAP VALUE FUND | CRM SMALL CAP VALUE FUND INSTITUTIONAL SHARES
Prospectus [Line Items]
Annual Return [Percent]	18.23%	9.87%	(6.08%)	17.01%	(3.07%)	26.00%	(15.14%)	14.64%	24.82%	(2.29%)
CRM SMALL/MID CAP VALUE FUND | CRM SMALL/MID CAP VALUE FUND INSTITUTIONAL SHARES
Prospectus [Line Items]
Annual Return [Percent]	16.84%	8.96%	(10.72%)	27.29%	13.18%	26.05%	(7.50%)	14.48%	17.49%	(7.74%)
CRM MID CAP VALUE FUND | CRM MID CAP VALUE FUND INSTITUTIONAL SHARES
Prospectus [Line Items]
Annual Return [Percent]	8.92%	6.55%	(9.23%)	29.39%	10.76%	24.84%	(6.95%)	19.36%	16.22%	(2.42%)
CRM All Cap Value Fund | CRM All Cap Value Fund INSTITUTIONAL SHARES
Prospectus [Line Items]
Annual Return [Percent]	15.95%	5.67%	(9.65%)	22.01%	14.93%	22.50%	(13.36%)	18.87%	12.74%	1.46%
CRM LONG/SHORT OPPORTUNITIES FUND | CRM LONG/SHORT OPPORTUNITIES FUND INSTITUTIONAL SHARES
Prospectus [Line Items]
Annual Return [Percent]	17.79%	6.06%	(4.24%)	5.91%	20.44%	12.92%	(8.43%)	4.49%